2. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of estimated useful lives of property, plant and equipment
Plant and machinery	5 or 6.67 years
Furniture, fixtures and equipment	3 or 5 years
Computers	3 or 5 years
Automobile	3 or 5 years
Leasehold improvements	The shorter of the estimated life or the lease term
PV solar system	17, 20, 25 or 27 years

Reconciliation of total interest cost
	December 31,	December 31,	December 31,
	2017	2016	2015
Interest cost capitalized	$2,478	$2,273	$2,268
Interest cost charged to expense	18,418	9,043	9,275
Total interest cost	$20,896	$11,316	$11,543